Schedule of employee welfare benefits expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Retirement Benefits [Abstract]
Wages and salaries	$ 950,569	$ 3,328,319	$ 1,987,615
Benefits	362,789	446,045	227,566
Pensions-defined contribution	256,411	271,328	174,711
Total	$ 1,569,769	$ 4,045,692	$ 2,389,892